Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 335.5	$ 313.6
Restricted cash	1,823.0	0.0
Short-term investments	26.6	39.9
Trade receivables, less allowances for doubtful accounts of $28.5 and $31.7, respectively	520.1	413.9
Inventories	430.8	369.3
Deferred income taxes	116.5	168.8
Prepaid expenses	22.4	23.6
Prepaid income taxes	34.7	18.0
Current assets held for sale	0.0	148.2
Other current assets	148.6	148.3
Total current assets	3,458.2	1,643.6
Securities and other investments	84.0	85.2
Property, plant and equipment, net of accumulated depreciation and amortization of $447.7 and $433.7, respectively	166.1	175.3
Goodwill	169.2	161.5
Deferred income taxes	60.5	65.3
Finance lease receivables	22.7	36.5
Other assets	79.8	75.0
Total assets	4,040.5	2,242.4
Current liabilities
Notes payable	39.0	32.0
Accounts payable	261.1	281.7
Deferred revenue	217.6	229.2
Payroll and other benefits liabilities	77.6	76.5
Current liabilities held for sale	0.0	49.4
Other current liabilities	322.7	287.0
Total current liabilities	918.0	955.8
Long-term debt	2,274.0	606.2
Pensions and other benefits	194.6	195.6
Post-retirement and other benefits	19.4	18.7
Other long-term liabilities	32.5	30.6
Commitments and contingencies
Diebold, Incorporated shareholders' equity
Preferred shares, no par value, 1,000,000 authorized shares, none issued	0.0	0.0
Common shares, $1.25 par value, 125,000,000 authorized shares,79,961,528 and 79,696,694 issued shares, 65,189,266 and 65,001,602 outstanding shares, respectively	100.0	99.6
Additional capital	440.6	430.8
Retained earnings	869.3	760.3
Treasury shares, at cost (14,772,262 and 14,695,092 shares, respectively)	(562.2)	(560.2)
Accumulated other comprehensive loss	(269.4)	(318.1)
Total Diebold, Incorporated shareholders' equity	578.3	412.4
Noncontrolling interests	23.7	23.1
Total equity	602.0	435.5
Total liabilities and equity	$ 4,040.5	$ 2,242.4